Dividends on ordinary capital (Tables)	12 Months Ended
Dec. 31, 2022
Dividend On Ordinary Capital [Abstract]
Summary of Dividends on Ordinary Capital

	€ million	€ million	€ million
Dividends on ordinary capital during the year	2022	2021	2020
PLC dividends	(4,356)	(4,458)	(1,911)
NV dividends	–	–	(2,389)
	(4,356)	(4,458)	(4,300)